Form N-CSR Cover	12 Months Ended
Dec. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Amendment Description
Registrant Name	First Eagle Variable Funds
Entity Central Index Key	0001000249
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025